Employee Benefits and Payroll Accruals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits and Payroll Accruals [Line Items]
Deposits rate	8.33%
Pension funds [Member]
Employee Benefits and Payroll Accruals [Line Items]
Contributions for pension		$ 897	$ 1,428